Cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2022
Cash, Cash Equivalents, and Short-Term Investments [Abstract]
Cash and cash equivalents and short-term investments	Cash and cash equivalents and short-term investments
Accounting Policy
Cash and cash equivalents consist primarily of highly liquid investments, such as bank deposits, deposits with governments and government-related bodies, money market funds and bank accounts readily convertible to known amounts of cash with insignificant interest rate risk and original maturities to the entity holding the investments 3 months or less at the date of acquisition.
Investments with original maturities at the date of acquisition greater than 3 months and 1 year or less are presented as short-term investments. Fair value changes in these investments, which are not temporary, are recognized in the Consolidated Statements of Operations. Short-term investments have insignificant interest rate risk.
Cash and cash equivalents and short-term investments consist of the following:

Year ended December 31 (€, in millions)	2021	2022
Deposits with financial institutions, governments and government related bodies	2,131.7	2,548.1
Investments in money market funds	2,928.3	3,196.7
Bank accounts	1,891.8	1,523.5
Cash and cash equivalents	6,951.8	7,268.3

Deposits with financial institutions, governments and government related bodies	638.5	107.7
Short-term investments	638.5	107.7
Cash and cash equivalents and short-term investments are mainly impacted by strong net cash provided by operating activities, driven by net income and down payments, mainly offset by purchase of property, plant and equipment, purchase of treasury shares and dividend paid.
The deposits with financial institutions, governments and government-related bodies and investments in money market funds have an investment grade credit rating as rated by credit rating institutions such as S&P, Moody’s or
Fitch. Our cash and cash equivalents are predominantly denominated in euros and to some extent in US dollars, Taiwanese dollars, South Korean won and Chinese yuan.
The carrying amount of these assets approximates their fair value.
As of December 31, 2022, no restrictions on usage of cash and cash equivalents exist (2021: no restrictions).